Notes Payable and Convertible Notes Payable (Details Narrative) - USD ($)	1 Months Ended		5 Months Ended	12 Months Ended
	Oct. 31, 2014	Nov. 30, 2013	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 09, 2014
Debt Disclosure [Abstract]
Converted of accounts payable into note payable		$ 37,500			$ 12,253
Note payable term	12 months	1 year	12 months
Requires payments per month amount		$ 3,000
Convertible note payable and note payable principal balance				$ 605,000
Principal and accrued but unpaid interest				3,000,000
Convertible notes payables				535,000
Convertible subordinated debt	$ 80,000		$ 455,000
Percentage of bear interest rate per annum until paid in full	8.00%		8.00%			5.00%
Percentage of price per shaer paid by investors	(75.00%)		75.00%
Debt discount approximately			$ 21,000
Amortized interest expense				10,000
Recognized a gain approximately				$ 21,000
Unsecured Debt						$ 70,000